UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811 02995

Exact name of registrant as specified in charter: NRM Investment Company

Address of principal executive offices: NRM Investment Company, Rosemont Business Campus, Suite 112, Building 3 - 919 Conestoga Road, Rosemont, Pennsylvania 19010

Name and address of agent for service: John H. McCoy, President, NRM Investment Company, Rosemont Business Campus, Suite 112, Building 3 - 919 Conestoga Road, Rosemont, Pennsylvania 19010

Registrant's Telephone Number:   (610) 527-7009

Date of fiscal year end:  August 31

Date of Reporting Period: Semi-annual period ending February 29, 2008.

ITEM 1 – REPORTS TO STOCKHOLDERS

A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act is attached hereto.

ITEMS 2 – 5

The within N-CSR is a semi-annual report and accordingly the information required by these items are not required at this time.

ITEM 6 – SCHEDULE OF INVESTMENTS

The information is included as part of the report to shareholders filed under Item 1 of this report and attached hereto.

ITEMS 7, 8  – PROXY VOTING POLICIES AND PURCHASES OF EQUITY SECURITIES:

The information requested is not applicable to this open-end company.

ITEM 9 – SUBMISSION OF MATTER TO A VOTE OF SECURITY HOLDERS

Not applicable for this report.

ITEM – 10 CONTROLS AND PROCEDURES

The Fund operates through its five-member board of directors sitting as an executive committee of the whole; the board members receive only nominal director’s fees. The Fund has no employees other than its officers none of whom receives compensation in such role. (The Assistant Secretary to the Fund is its counsel who receives compensation only for legal work, not in his role as a Fund officer.) The Fund engages independent contractors to provide investment, financial and custodial services. The Fund’s principal executive and financial officer is its major shareholder and one of the five directors. In his view the following controls and procedures are effective to comply with the Regulations under the Investment Company Act.

Portfolio Procedures

1. The Investment Advisor has discretion in investing the Fund’s portfolio but only within the guidelines established by the Board of Directors, and those authorized to execute investment transactions act only on direction by the Board or Advisor.

2. Any significant inflows or outflows of cash will be brought to the President’s attention to confirm that a related purchase or sale of securities or other disbursement was authorized by him.

Investment Custody and Shareholder Services

1. All transactions with shareholders and the custody of the Fund’s Securities  is performed by an independent corporate custodian.  Any changes to these functions must be authorized by the Board of Directors.

Accounting and Reporting

1. The recording, summarizing and reporting of all financial data will be performed by a CPA who is independent of the buying and selling of securities as well as the disbursement of the Fund’s cash and transfer of the Fund’s assets.

2. Upon discovery, the CPA will bring any unusual transaction directly to the President and/or Board’s attention.

3. The CPA will provide directly to the Board of Directors a Statement of Net Assets and a Statement of Operations in accordance with generally accepted accounting principles within ten business days of each month end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NRM Investment Company

By:  /s/ John H. McCoy
      John H. McCoy, President and Treasurer

Date: 4/30/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John H. McCoy
      John H. McCoy, President and Treasurer

Date: 4/30/08

By: /s/ Edward Fackenthal
      Edward Fackenthal, Counsel and Assistant Secretary

Date: 4/30/08

NRM Investment Company

Semi-annual Financial Statements

February 29, 2008

TABLE OF CONTENTS
PAGE NO.

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	1

Schedule of Investments	2-4

Statement of Operations	5

Statements of Changes in Net Assets	6

Financial Highlights	7

Notes to Financial Statements	8-12

NRM Investment Company
Statement of Assets and Liabilities

Unaudited February 29, 2008

Assets

Investments at fair value (cost $14,194,984)	$13,937,288
Interest and dividends receivable	136,734
Prepaid expenses	5,537

Total Assets	14,079,559

Liabilities

Securities purchases payable	208,400
Accrual for environmental claims	1,150,000
Accrued expenses and other liabilities	15,895

Total Liabilities	1,374,295

Net Assets, Applicable to 3,608,431 Outstanding Shares, Equivalent to $3.52 a Share	$12,705,264

See notes to financial statements.

NRM Investment Company

February 29, 2008
Schedule of Investments

Principal Amount or Shares	Fair Value

Municipal Bonds - 54.2%

General Obligation Bonds – 10.7%

Bucks County, Pennsylvania, 5.00%, due 6/15/11, callable 6/15/09 at 100	100,000	$103,134
Pittsburgh, Pennsylvania, 5.00%, due 9/1/12, callable 3/1/12 at 100 (AMBAC)	250,000	265,005
Pennsylvania State, First Series, 5.00%, due 7/1/13	300,000	321,363
Berks County, Pennsylvania, 5.00%, due 11/15/14, callable 11/15/08 at 100 (AMBAC)	100,000	101,028
Philadelphia, Pennsylvania School District, 5.625%, due 8/1/15, callable 8/1/12 at 100 (FGIC)	300,000	326,958
Pittsburgh, Pennsylvania, Refunding, 5.25%, due 9/1/16	100,000	109,148
Puerto Rico, 5.50%, due 7/1/17	250,000	260,530

Total General Obligation Bonds	1,487,166

Housing Finance Agency Bonds - .8%

Odessa, Texas Housing Finance Corporation, Home Mortgage Revenue Refunding, 8.45%, due 11/1/11, callable 11/1/05 at 103	12,819	12,876
California Housing Finance Agency, Home Mortgage, 10.25%, due 2/1/14, callable 2/1/99 at 100	35,000	35,725
Minnesota State Housing Finance Agency, Single-Family Mortgage, 5.95%, due 1/1/17, callable 1/1/07 at 101.50	55,000	55,234

Total Housing Finance Agency Bonds	103,835

Other Revenue Bonds - 42.7%

Parkland, Pennsylvania School District, 5.375%, due 9/1/15 (FGIC)	170,000	184,884
Grand Rapids, Michigan Downtown Development Authority, 6.60%, due 6/1/08, callable 6/1/06 at 100	365,000	366,142
Faulkey Gully Municipal Utility District, Texas, 4.50%, due 3/1/09 (FSA)	70,000	70,755
Montgomery County, Pennsylvania Industrial Development Authority, 5.00%, due 11/1/10	250,000	261,165
Allegheny County, Pennsylvania Industrial Development Authority, 5.00%, due 11/1/11 (MBIA)	100,000	105,273
Pennsylvania State Higher Educational Facilities Authority, 5.25%, due 1/1/12, callable 7/1/08 at 100 (MBIA)	175,000	176,048

See notes to financial statements.

NRM Investment Company

February 29, 2008
Schedule of Investments (Continued)

Principal Amount or Shares	Fair Value

Municipal Bonds – 54.2% (Continued) Other Revenue Bonds - 42.7% (Continued) Philadelphia, Pennsylvania Gas Works, 18th Series, 5.00%, due 8/1/11 (CIFG)	300,000	$316,788
Montgomery County Pennsylvania Higher Educatiional Authority, 5.00%, due 4/1/12 (Radian)	225,000	232,321
Pennsylvania State Higher Educational Facilities Authority, 5.375%, due 7/1/12, callable 7/1/09 at 100 (AMBAC)	100,000	103,726
Pennsylvania Infrastructure Investment Authority, 5.00%, due 9/1/12	500,000	535,625
Pennsylvania State Higher Educational Facilities Authority, 5.50%, prerefunded 1/01/13	350,000	380,796
Harrisburg, Pennsylvania Recovery Facilities, 5.00%, due 9/1/13, callable 9/1/08 at 101 (FSA)	100,000	102,269
Harrisburg, Pennsylvania Recovery Facilities, 5.00%, mandatory put 12/1/13	425,000	455,808
Philadelphia, Pennsylvania Wastewater, 5.25%, due 11/1/14, callable 11/1/12 at 100 (FGIC)	250,000	262,925
Philadelphia, Pennsylvania Wastewater, 5.00%, due 7/1/14	250,000	269,035
Pennsylvania State Turnpike Commission, 5.25%, due 12/1/14, callable 12/1/08 at 101 (AMBAC)	230,000	236,545
Pennsylvania State Turnpike Commission, 5.25%, due 12/1/15, callable 12/1/08 at 101 (AMBAC)	200,000	205,753
Allegheny County Sanitation Authority, Sewer Revenue, 5.00%, due 12/1/23, callable 12/1/15	300,000	296,757
Allegheny County, Pennsylvania Higher Educational Building Authority, 5.50%, due 3/15/16, callable 6/15/12 at 100 (AMBAC)	150,000	163,649
Pennsylvania State Higher Educational Facilities Authority, 5.00%, due 6/15/16, callable 6/15/12 at 100 (AMBAC)	100,000	103,572
Philadelphia, Pennsylvania Gas Works, Fourth Series, 5.25%, due 8/1/16, callable 8/1/13	250,000	271,113
Chester County, Pennsylvania Health and Educational Authority (Devereux), 5.00%, due 11/1/18	405,000	412,740
Tobacco Settlement Financial Corporation, New Jersey, 5.00%, due 6/1/19 , callable 6/1/17	200,000	192,806
North Carolina Medical Care Community Mortgage Revenue (Chatham Hospital), 5.25%, due 8/1/26, callable 2/1/17 at 100 (MBIA)	250,000	247,348

Total Other Revenue Bonds	5,953,843
Total Municipal Bonds (Cost $7,581,130)	7,544,844

See notes to financial statements.

NRM Investment Company

February 29, 2008
Schedule of Investments (Continued)

Principal Amount or Shares	Fair Value

Preferred Stock – 43.1%

ABN Amro Capital Trust VI, 6.25%	20,000	470,000
Aegon NV , 6.50%	15,000	347,850
Aegon NV, 6.875%	10,000	247,500
Barclays Bank, PLC ADR	20,000	491,200
Deutsche Bank Contingent Cap Tr, 6.55%	15,000	348,000
Federal Home Loan Mortgage Corporation, 6.42%	5,000	247,250
Federal National Mortgage Association, 8.25%, Series S	8,000	208,400
Goldman Sachs Group, Inc. 1/1000 B	15,000	357,300
HSBC USA, Inc., 1/40 Series H	20,000	479,600
ING Groep NV, 7.05%	10,000	240,100
ING Groep NV, Perpetual Debt Security	16,000	370,560
Lehman Brothers Holdings, Inc. C Dep. 1/10	10,000	423,500
Metlife, Inc., 6.50%	17,500	420,000
Prudential PLC, 6.50%	12,500	309,125
Royal Bank of Scotland Group PLC ADR Series R	10,000	228,600
Royal Bank of Scotland Group PLC ADR Series Q	20,000	497,800
Santander Financial SA, 6.41%	14,000	327,600

Total Preferred Stocks (Cost $6,235,795)	6,014,385

Short-Term Investments - at Cost Approximating Fair Value - 0.2.7%

Federated Pennsylvania Municipal Cash Trust #8 – (Cost $378,059)	378,059	378,059

Total Investments - 100% (Cost $14,194,984)	$13,937,288

See notes to financial statements.

NRM Investment Company

February 29, 2008
Statement of Operations

Unaudited Six-month Period Ended February 29, 2008

Investment Income	$357,015

Expenses
Investment advisory fees	20,473
Custodian fees	9,750
Transfer and dividend disbursing agent fees	975
Legal and professional fees	30,300
Directors’ fees	4,333
Insurance	800
Capital stock tax	2,200
Provision for environmental claims	4,041
Miscellaneous	2,234

Total Expenses	75,106

Net Investment Income	281,909

Realized and Unrealized Gain (Loss) on Investments
Net realized loss from investment transactions	(12,052)
Net unrealized depreciation of investments	(177,594)

Net Realized and Unrealized (Loss) on Investments	(189,646)

Net Increase in Net Assets Resulting from Operations	$92,263

See notes to financial statements.

NRM Investment Company

February 29, 2008
Statements of Changes in Net Assets

Period/ Year Ended
Unaudited February 29, 2008	August 31, 2007

Increase (Decrease) in Net Assets from Operations

Net investment income	$281,909	$(473,880)
Net realized gain (loss) from investment transactions	(12,052)	22,720
Net unrealized (depreciation) of investments	(177,594)	(336,446)

Net Increase (Decrease) in Net Assets Resulting from Operations	92,263	(787,606)

Distributions to Shareholders	(202,071)	(606,212)

Capital Share Transactions	54	64

Total Increase (Decrease) in Net Assets	(109,754)	(1,393,754)

Net Assets - Beginning of Year	12,815,018	14,208,772

Net Assets - End of Period/Year	$12,705,264	$12,815,018

See notes to financial statements.

NRM Investment Company

February 29, 2008
Financial Highlights

	Unaudited	August 31,
	February	2007	2006	2005	2004	2003
	29, 2008

PER SHARE DATA (FOR A SHARE
OUTSTANDING THROUGHOUT
THE INDICATED PERIOD/YEAR)

Net asset value, beginning of year	$3.551	$3.938	$3.900	$3.931	$3.834	$3.842

Net investment income	.078	.131	.110	.070	.119	.146

Net realized and unrealized gain (loss)
on investments	(.052)	(.088)	.059	.097	.096	.006

Total from Investment Operations	.026	(.219)	.169	.167	.215	.152

Less distributions:
Dividends from capital gains	-	(.025)	(.021)	(.130)	(.009)	-
Dividends from net tax-exempt income	(.024)	(.064)	(.086)	(.061)	(.103)	(.146)
Dividends from net taxable income	(.032)	(.079)	(.024)	(.007)	(.006)	-
Distribution in excess of net investment
income	-	-	-	-	-	(.014)

Total Distributions	(.056)	(.168)	(.131)	(.198)	(.118)	(.160)

Net Asset Value, End of Period/Year	$3.521	$3.551	$3.938	$3.900	$3.931	$3.834

TOTAL RETURN	.71%	(5.79%)	4.40%	3.76%	5.59%	3.96%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in thousands)	$12,705	$12,815	$14,209	$15,397	$15,579	$15,198

Ratio of expenses to average net assets	.59%	8.62%	1.05%	1.23%	.67%	1.07%

Ratio of net investment income to average
net assets	2.23%	(3.43%)	2.77%	1.75%	3.04%	3.78%

Portfolio turnover rate	6.58%	18.00%	88.85%	56.38%	47.45%	37.90%

See notes to financial statements.

NRM Investment Company
Notes to Financial Statements
February 29, 2008

Note 1 - Nature of Business and Significant Accounting Policies

Nature of Business

NRM Investment Company (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The investment objective of the Fund is to maximize and distribute income and gains on a current basis.  Its secondary objective is preservation of capital.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Valuation of Investments

Investments in securities (other than debt securities maturing in 60 days or less) traded in the over-the-counter market, and listed securities for which no sale was reported on the last business day of the year, are valued based on prices furnished by a pricing service.  This service determines the valuations using a matrix pricing system based on common bond features such as coupon rate, quality and expected maturity dates.  Securities for which market quotations are not readily available are valued by the investment advisor under the supervision and responsibility of the Fund’s Board of Directors.  Investments in securities that are traded on a national securities exchange are valued at the closing prices.  Short-term investments are valued at amortized cost, which approximates fair value.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on the date the securities are purchased or sold (trade date).  Realized gains and losses from investment transactions are reported on the basis of identified cost for both financial and federal income tax purposes.  Interest income is recorded on the accrual basis for both financial and income tax reporting. Dividend income is recognized on the ex-dividend date.  In computing investment income, the Fund amortizes premiums over the life of the security, unless said premium is in excess of any call price, in which case the excess is amortized to the earliest call date.  Discounts are accreted over the life of the security.

Transactions with Shareholders

Fund shares are sold and redeemed at the net asset value.  Transactions of these shares are recorded on the trade date.  Dividends and distributions are recorded by the Fund on the ex-dividend date.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its net investment income and realized net gain from investment transactions to its shareholders and, accordingly, no provision has been made for federal income taxes.

NRM Investment Company
Notes to Financial Statements

February 29, 2008

Note 1 - Nature of Business and Significant Accounting Policies (Continued)

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 2 - Investment Advisor and Management Fees and Other Transactions with Affiliates

The Fund has an investment advisory agreement which provides that the Fund pays to the investment advisor, as compensation for services provided and expenses assumed, a fee at the annual rate of .30% of the Fund’s net asset value.  The chief executive officer of the investment advisor is on the Board of Directors of the Fund.  Furthermore, the Fund’s president and chairman of the Board owns 78.1% of the Fund’s outstanding shares as of February 29, 2008.

Note 3 - Cost, Purchases and Sales of Investment Securities

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, aggregated $917,457 and $889,047, respectively, during the period ended February 29, 2008.

At February 29, 2008, the cost of investment securities owned is the same for financial reporting and federal income tax purposes.  Net unrealized depreciation of investment securities is $257,696 (aggregate gross unrealized appreciation of $61,711, less aggregate unrealized depreciation of $319,407).

Note 4 - Environmental Liability

The Fund has been identified as a potentially responsible party (“PRP”) by the Environmental Protection Agency (“EPA”) in remedial activities related to an environmental matter. EPA thereafter asserted a cost-recovery and future cleanup claim against selected PRP’s.

EPA’s claim was divided into two parts: the first relates to groundwater contamination (OU-1), and the second (OU-2) relates to drummed waste, soil cleanup, and past costs incurred by the EPA.

NRM Investment Company
Notes to Financial Statements

February 29, 2008

Note 4 - Environmental Liability (Continued)

The Fund has joined a group (OU-1 Group) of defendants to share the costs of the OU-1 matter and has declined to join a group (OU-2 Group) to share the costs of the OU-2 matter as the Fund believed its linkage to this portion of the claim to be weak.

The Fund had accrued $150,000 at August 31, 2007 and this amount remains as of February 29, 2008 as its estimate of the remaining commitment to the OU-1 Group.  The Fund’s share of the costs is subject to reallocation after all available evidence is analyzed.

The OU-2 Group has begun a cost recovery suit against the Fund and others for the OU-1 and OU-2 work as well as past EPA costs.  The total amounts asserted to date for the OU-1 and OU-2 matters are $3,700,000 and $2,500,000 respectively; in addition OU-2 includes past EPA costs of $7,500,000.  There will be ongoing OU-1 operation and maintenance expenses for cleaning ground water for the indefinite future and for indefinite amounts. The OU-2 Group will seek cost recovery and contribution for the sums its members advanced plus interest from the date of advancement. Of the amounts the Fund has already paid or will pay because of its OU-1 contract commitment, it will seek contribution or reimbursement from the other defendants, with interest.

In April 2007, Counsel for the Fund advised that, with minor exceptions, lengthy discovery proceedings have been concluded, the developed facts have been analyzed, and that all but six of the defendant PRP’s have settled. The Fund remains one of the six non-settling defendantshas begun settlement negotiations. After considering the facts and plaintiffs’ contentions, Counsel believes that a payment by the Fund either by settlement or by recovery following further litigation is probable and that, in addition to the OU-1 costs the Fund has already incurred, there will be additional exposure estimated to be between $750,000 and $1,500,000 and that $1,000,000 is the present best estimate of the Fund’s liability. This amount has been charged to the Fund in April 2007. There has been no changes to this estimate as of February 29, 2008.

In addition, the EPA has made an inquiry about another site which may lead to a future claim and whose materiality is unknown. No amounts have been accrued for any claim associated with this inquiry.

NRM Investment Company
Notes to Financial Statements

February 29, 2008

Note 5 - Transactions in Capital Stock and Components of Net Assets

Transactions in fund shares were as follows:

Period/Year Ended
Februaruy 29, 2008		August 31, 2007
Shares	Amount	Shares	Amount

Shares issued	-	$-	191,368	$690,808
Shares issued in reinvestment of dividends	14	54	24	94
Shares redeemed	-	-	(191,368)	(690,838)

Net Increase (Decrease)	14	$54	24	$64

The components of net assets at February 29, 2008 and August 31, 2007 are as follows:

2/29/2008	8/31/2007

Capital shares, par value $.01 per share, 3,608,431 shares and 3,608,416 shares issued and outstanding at February 29, 2008 and August 31, 2007 (10,000,000 full and fractional shares authorized); and capital paid-in	$13,999,625	$13,999,571
Net realized loss on sale of investments	(12,052)	-
Unrealized (depreciation) appreciation of investments	(257,696)	(80,101)
Undistributed net investment income	88,815	8,976
Overdistributed net investment income*	(1,113,428)	(1,113,428)

Net Assets	$12,705,264	$12,815,018

*
For federal income tax purposes, there is  undistributed net investment income.  The book/tax difference arises from amounts reserved for environmental litigation described in Note 4 and not deducted for federal income tax purposes.

NRM Investment Company
Notes to Financial Statements

February 29, 200

Note 6 – Distributions to Shareholders

The tax character of distributions paid during the period/year ended February 29, 2008 and August 31, 2007 was as follows:

2/29/2008	8/31/2007

Distributions paid from:
Tax-exempt interest dividends	$87,805	$231,348
Taxable qualified dividends	114,266	285,798
Taxable ordinary dividends	-	-
Long-term capital gains	-	89,066

$202,071	$606,212

Note 7 – New Accounting Pronouncements

                    In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” The Statement defines fair value, establishing a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosure about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participation assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.

Management is evaluating the application of the Statement to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Fund’s financial statements.